Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Comprehensive Income
Interest income calculated using effective interest method	[1]	kr 4,960	kr 5,703	kr 4,866
Other interest income	[1]	(852)	654	500
Interest expenses	[1]	(2,162)	(4,640)	(3,924)
Net interest income		1,946	1,717	1,442
Net fee and commission expense		(42)	(33)	(32)
Net results of financial transactions		83	226	19
Other operating income				(2)
Total operating income		1,987	1,910	1,427
Personnel expenses		(347)	(333)	(311)
Other administrative expenses		(198)	(206)	(231)
Depreciation and impairment of non-financial assets		(51)	(57)	(40)
Total operating expenses		(596)	(596)	(582)
Operating profit before credit losses		1,391	1,314	845
Net credit losses		(153)	(10)	7
Operating profit		1,238	1,304	852
Tax expenses		(270)	(277)	(204)
Net profit		968	1,027	648
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			(8)	(25)
Tax on items to be reclassified to profit or loss			2	6
Net items to be reclassified to profit or loss			(6)	(19)
Items not to be reclassified to profit or loss
Own credit risk		18	24	374
Revaluation of defined benefit plans		1	(4)	(48)
Tax on items not to be reclassified to profit or loss		(5)	(4)	(72)
Net items not to be reclassified to profit or loss		14	16	254
Total other comprehensive income		14	10	235
Total comprehensive income	[2]	kr 982	kr 1,037	kr 883
Basic earnings per share (in SEK per share)	[3]	kr 243	kr 257	kr 162
Diluted earnings per share (in SEK per share)	[3]	kr 243	kr 257	kr 162

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system. The comparative figures have been adjusted, see Note 1.
[2]	The entire profit is attributable to the shareholder of the Parent Company.
[3]	The average number of shares in 2020 amounted to 3,990,000 (2019: 3,990,000)